Share-based compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Share-based compensation
6.1 Share-based compensation
Over the previous years, On has granted share-based awards to selected employees, including executives and senior management team members. These grants have come out of various equity plans, designed to reward long-term and valued employees for their individual performance by giving them the opportunity to benefit from the involvement of On by receiving a bonus in the form of share-based payment awards.
All awards granted under the different share-based compensation plans were classified as equity-settled share-based payments. If applicable, grants in the form of stock options are valued using a Cox-Rubinstein binomial tree model. In addition to the share-based compensation plans for selected employees, On granted share-based compensation in connection with a service, license, and investment agreement.
As at December 31, 2022, On has recognized an increase in equity in the balance sheet of CHF 38.3 million (December 31, 2021: CHF 183.2 million) for share-based compensation. The expense for 2022 amounts to CHF 33.8 million (2021: CHF 198.5 million).

Overview of the different programs:

On Employee Participation Plan (OEPP) 2018
Awards under the OEPP 2018 were granted as phantom shares. Any historical grants that remained outstanding at the time were exchanged for RSUs in 2021. The RSUs under the OEPP 2018 met their full vesting requirements in connection with our successful IPO in September 2021, which constituted an exit event.

The RSUs have been largely settled in Class A ordinary shares. The remaining outstanding awards are pending approval from certain jurisdictions and will be distributed once such approval is granted.

Long Term Incentive Plan (LTIP) 2018
All options under the LTIP 2018 met their vesting requirements either due to the exit valuation achieved during a private capital round in February 2020, or as a result of achieving the business continuation thresholds set out at the initiation of the plan.

In the case of vesting due to an exit, the compensation committee determined the number of options vested based on the vesting scale depending on the level of achievement of IRR at exit. In case of business continuation, the compensation committee determined the number of options vested based on the vesting scale depending on the level of achievement of net sales, gross profit and EBITDA, whereby net sales, gross profit and EBITDA were determined on the basis of the audited consolidated financial statements 2020 of On. Two third of the shares acquired upon exercise of vested options were subject to lock-up periods.

In 2019, the terms and conditions of the LTIP 2018 were amended. The amendment allowed for accelerated vesting of the options under the amendment in case of a successful capital increase specified in the terms and conditions of the amendment. In case of the accelerated vesting, the vesting scale was set to 100% for the corresponding options.

In 2021, due to the share capital reorganization, the program was amended as follows:
•1 option (originally granted) = 1,250 options (adjusted)
•Original exercise price CHF 10 = adjusted exercise price USD 0.11
•Original exercise price CHF 4,557 = adjusted exercise price USD 3.96
•Original exercise price CHF 9,125 = adjusted exercise price USD 7.93

The remaining outstanding awards under the LTIP 2018 are fully vested and exercisable. The decision on exercise timing is fully in the discretion of the respective plan participants, subject to the applicable exercise period (until the fifth anniversary of the grant date).

Long Term Incentive Plan (LTIP) 2020
Options or RSUs under the LTIP 2020 were scheduled to vest at the earlier of the occurrence of an exit or, in case of business continuation, on April 1, 2024.

If vesting were to occur due to an exit, the compensation committee would determine the number of options vested based on the level of achievement of IRR at exit. In case of business continuation, the compensation committee would determine the number of options vested based on the level of achievement of net sales, gross profit and EBITDA based on the audited consolidated financial statements 2023 of On.

Vested options can be exercised until the seventh anniversary of the contractual granting date. Shares acquired upon exercise of vested options shall be subject to lock-up periods.

In consideration of the IPO that took place in 2021, the compensation committee decided in the following clarifications with respect to the LTIP 2020:
•The IPO qualified as a listing in accordance with the rules of the LTIP 2020;
•The listing constituted an exit event and lead to a full vesting of the options granted under the LTIP 2020;
•The number of options vested was determined based on the level of achievement of IRR at exit in accordance with Annex 1 of the LTIP 2020;
•Upon occurrence of an exit event, option grants may be accelerated and the terms and conditions of the LTIP 2020 may be amended.

In 2021, the program was furthermore amended as follows:
•For the options already granted, the exercise price shall be converted from CHF into USD and fixed at the exchange rate of 1 USD = 0.92 CHF.
•For the options already granted, number of options as well as exercise price will be changed as follows due to the share capital reorganization:
◦1 Option (originally granted) = 1,250 options (adjusted)
◦Original exercise price CHF 8,884 = adjusted exercise price USD 7.73
◦Original exercise price CHF 9,125 = adjusted exercise price USD 7.93
•Acceleration of option Grant 2022/ 2023 and 2024:
◦The option grant scheduled for 31 March 2022 and 2023 shall be accelerated to a date no later than 75 days since the IPO Date;
◦The option grant scheduled for 31 March 2024 shall be accelerated to December 2022;
◦Any such options were vested options as of the granting date;
◦The exercise price for the option grants initially scheduled for 31 March 2022 and 2023 was set at USD 7.73 for previous participants, at USD 12.36 for participants who joined in 2021 (before July 1, 2021), and at the US Valuation Price for US Participants;
◦The exercise price for the option grants initially scheduled for 31 March 2024 was set at USD 7.73 for previous participants, at USD 11.33 for participants who joined in 2021 (before July 1, 2021), and at the US Valuation Price for US Participants;
◦Shares acquired upon exercise of vested options shall be subject to a lock-up period until the first anniversary of the IPO Date for the 2022 options, until the second anniversary of the IPO date for the 2023 options and until the third anniversary of the IPO date for the 2024 options.

Long Term Incentive Plan (LTIP) 2021
The LTIP 2021 was implemented in 2021 to replace the existing plans in place at the time going forward. LTIP 2021 provides for grants in either Restricted Stock Units (RSUs) or Performance Stock Units (PSUs).

Subject to the participant's continuous employment and the non-occurrence of a bad leaver event in respect of such participant, 33 1/3% of the RSUs granted vest on the grant date and on the first anniversary of the granting date, respectively, so that the remaining 33 1/3% vest on the second anniversary of the grant.

Subject to the participant's continuous employment and the non-occurrence of a bad leaver event in respect of such participant, the PSUs granted vest on the third anniversary of the granting date, subject to the achievement of the performance conditions, measured over the performance cycle, and the resulting vesting factor. The performance cycle refers to the three years time period, beginning at January 1 of the year (n) in which an award is granted and ending at December 31 of year (n+2).

RSUs and PSUs will be settled in On shares.

Compensation of non-executive members of the Board of Directors of On (BoD) 2019
In 2019, a share-based compensation program for non-executive members of the Board of Directors of On was adopted. Within the compensation program the non-executive board members are granted a certain number of RSUs for their services as board members.

Founders' Plan 2021
In 2021, certain employees of On who were not eligible under one of the existing share-based compensation plans, were granted RSUs free of charge as a "thank you" for their contribution to a successful IPO. The value of the RSUs granted to individual employees under the Founders Plan equaled to USD 8 thousand for each six months of continued employment during which the employee was not eligible to participate under one of On's employee participation and incentive plans. The RSUs under the Founders Plan were granted no later than 75 days after the date of the IPO with the number of RSUs delivered based on the IPO price of the corresponding shares.

There will be no additional grants from the Founders' Plan 2021. The remaining outstanding awards are pending approval from certain jurisdictions and will be distributed once such approval is granted.

Tax Recognition Plan 2022
In 2022, RSUs were granted to certain employees of of On who were subject to elevated tax obligations in connection with prior grants of equity incentive awards or RSUs vesting in connection with the Company's initial public offering. While the vast majority of individuals subject to these elevated tax obligations have been identified, selected additional grants from the Tax Recognition Plan may be in the best interests of On. This in particular relates to potential further individual cases being identified in additional jurisdictions.

The RSUs immediately vested upon grant, subject to an administrative period to allow for the acceptance of awards by participants.

Service, License, and Investment Agreement (SLIA) 2019
At the end of 2019, a “service, license and investment agreement” was negotiated between On and third parties. The parties enter into an agreement under which On shall be granted the right to use trademarks and other intangible assets in connection with the development, advertisement, promotion, and sale of certain products (the license”) as well as promotional services (the “services”) by the third parties in return for shares at a preferential price and options to purchase On shares. The number of exercisable options depends on the revenues of the fiscal years 2024 and 2025.

A summary of activity under the plans as of December 31, 2022, December 31, 2021, and changes during the years ending on those dates, is presented below:

Program	LTPP 2018		LTIP 2018
	Number of options	Weighted average exercise price US$	Number of options	Weighted average exercise price US$

Awards outstanding at January 1, 2021	4,026,250	0.10	5,571,250	0.60
Awards granted	—	n/a	2,373,750	0.86
Awards forfeited	—	n/a	—	n/a
Awards exercised	(2,000,000)	0.09	(7,080,000)	0.11
Awards outstanding at December 31, 2021	2,026,250	0.04	865,000	3.26
with maximum term (years)	—	n/a	—	n/a
thereof exercisable	1,483,750	0.01	865,000	3.26
Awards outstanding at January 1, 2022	2,026,250	0.04	865,000	3.26
Awards granted	—	n/a	—	n/a
Awards forfeited	(31,250)	0.11	—	n/a
Awards exercised	(746,250)	0.03	(505,000)	2.32
Awards outstanding at December 31, 2022	1,248,750	0.04	360,000	4.59
with maximum term (years)	—	n/a	—	n/a
thereof exercisable	1,038,750	0.03	360,000	4.59

Program	LTIP 2020 Class A shares		LTIP 2020 Class B shares
	Number of options	Weighted average exercise price US$	Number of options	Weighted average exercise price US$

Awards outstanding at January 1, 2021	—	n/a	—	n/a
Awards granted	5,757,296	8.05	10,552,670	0.77
Awards forfeited	(10,000)	7.78	—	n/a
Awards exercised	(59,485)	9.14	—	n/a
Awards outstanding at December 31, 2021	5,687,811	8.04	10,552,670	0.77
with maximum term (years)	—	n/a	—	n/a
thereof exercisable	5,687,811	8.04	10,552,670	0.77
Awards outstanding at January 1, 2022	5,687,811	8.04	10,552,670	0.77
Awards granted	2,694,843	8.28	5,259,830	0.77
Awards forfeited	(2,500)	7.73	—	n/a
Awards exercised	(3,440,590)	7.87	—	n/a
Awards outstanding at December 31, 2022	4,939,564	8.28	15,812,500	0.77
with maximum term (years)	—	n/a	—	n/a
thereof exercisable	4,939,564	8.28	15,812,500	0.77

Program	OEPP 2018	BoD 2019	SLIA 2019

Awards outstanding at January 1, 2021	1,225,000	25,326	4,700,000
Awards granted	—	16,833	—
Awards forfeited	(22,500)	—	—
Awards exercised	(1,072,500)	(25,326)	—
Awards outstanding at December 31, 2021	130,000	16,833	4,700,000
with maximum term (years)	—	—	5
thereof exercisable	130,000	—	—
Awards outstanding at January 1, 2022	130,000	16,833	4,700,000
Awards granted	—	31,612	—
Awards forfeited	—	—	—
Awards exercised	(115,000)	(48,445)	—
Awards outstanding at December 31, 2022	15,000	—	4,700,000
with maximum term (years)	—	—	4
thereof exercisable	15,000	n/a	—

Program	LTIP 2021 RSUs	LTIP 2021 PSUs	Founders' Plan 2021	Tax Recognition 2022

Awards outstanding at January 1, 2021	—	—	—	—
Awards granted	285,818	—	699,648	—
Awards forfeited	—	—	—	—
Awards exercised	(284,230)	—	(576,320)	—
Awards outstanding at December 31, 2021	1,588	—	123,328	—
with maximum term (years)	—	—	—	—
thereof exercisable	712	—	123,328	—
Awards outstanding at January 1, 2022	1,588	—	123,328	—
Awards granted	116,551	37,808	—	127,297
Awards forfeited	(507)	—	—	—
Awards exercised	(110,467)	—	(69,997)	(127,297)
Awards outstanding at December 31, 2022	7,165	37,808	53,331	—
with maximum term (years)	—	—	—	—
thereof exercisable	—	—	53,331	n/a

Parameters taken into account in the valuation:

LTIP 2018	2/28/2021	2/28/2021
Grant date	Class A options (non-US)	Class A options (US)

Share price on the measurement date (CHF)	7.30	7.30
Expected life of the award on the grant date (years)	5.0	5.0
Contractual life remaining (years)	3.2 years	3.2 years
Exercise price (CHF)	0.10	7.30
Expected dividend yield (%)	—	—
Risk-free interest rate (%)	(0.60)	(0.60)
Expected volatility of the share price (%)	40.73	40.73
Option value (CHF)	7.29	2.49

LTIP 2020	12/6/2022	12/6/2022
Grant date	Class A options	Class B options

Share price on the measurement date (CHF)	16.83	1.68
Expected life of the award on the grant date (years)	—	—
Contractual life remaining (years)	—	—
Exercise price (CHF)	7.26 - 10.65	0.73
Expected dividend yield (%)	—	—
Risk-free interest rate (%)	n/a	n/a
Expected volatility of the share price (%)	n/a	n/a
Option value (CHF)	6.18 - 9.57	0.96

LTIP 2020	2/28/2021	10/1/2021	10/1/2021	10/1/2021
Grant date	Class A options	Class A options	Class B options	Class A RSUs

Share price on the measurement date (CHF)	7.30	28.33	2.83	28.33
Expected life of the award on the grant date (years)	7.0	0.2	0.2	n/a
Contractual life remaining (years)	5.2 years	—	—	n/a
Exercise price (CHF)	7.11 - 7.30	7.18 - 11.48	0.71	n/a
Expected dividend yield (%)	—	—	—	—
Risk-free interest rate (%)	(0.41)	0.04	0.04	n/a
Expected volatility of the share price (%)	40.51	31.00	31.00	n/a
Option value (CHF)	2.92 - 2.97	16.85 - 21.15	2.12	n/a

LTIP 2021	3/31/2022	3/31/2022	6/24/2022	9/23/2022
Grant date	Class A RSUs	Class A PSUs	Class A PSUs	Class A PSUs

Share price on the measurement date (CHF)	23.22	23.22	18.13	16.84

LTIP 2021	12/6/2022	12/19/2022
Grant date	Class A RSUs	Class A PSUs

Share price on the measurement date (CHF)	16.83	15.25

Founders' Plan 2021	10/1/2021
Grant date	Class A RSUs

Share price on the measurement date (CHF)	28.33

Tax Recognition Plan 2022	12/19/2022
Grant date	Class A shares

Share price on the measurement date (CHF)	15.25

Accounting policies
Employees and others providing similar services to On receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions). All share-based plans of On have been identified to be equity-settled.

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model. That cost is recognized as personnel expenses, together with a corresponding increase in equity (other capital reserves), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expenses recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the On’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the income statement for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Significant judgments and accounting estimates
Options granted during the twelve month period ended December 31, 2022 were fully vested at the time of grant and were therefore valued on the basis of the difference between the observable share price on grant date and the respective exercise price. PSUs and RSUs granted during the twelve month period ended December 31, 2022 were valued on the basis of the observable share price on grant date.

When determining the expense recognition, the expected fluctuation had been set to 7.5% p.a. for grants prior to the third quarter of 2022, and to 10% p.a. for grants from the fourth quarter onwards. These expected fluctuation levels were determined by On based on historical fluctuation and management estimates.